Taxation - Summary of Restricted Loss (Detail) £ in Millions	12 Months Ended
Mar. 31, 2019 GBP (£)
Disclosure Of Unrecognised Tax Losses And Other Temporary Differences [Line Items]
Total restricted losses	£ 224
Unrestricted operating losses	3,905
Other temporary differences	108
Total	4,237
Europe [Member]
Disclosure Of Unrecognised Tax Losses And Other Temporary Differences [Line Items]
Total restricted losses	£ 16
Europe [Member] | Bottom of Range [Member]
Disclosure Of Unrecognised Tax Losses And Other Temporary Differences [Line Items]
Deferred tax assets restricted losses expiry date	2019
Europe [Member] | Top of Range [Member]
Disclosure Of Unrecognised Tax Losses And Other Temporary Differences [Line Items]
Deferred tax assets restricted losses expiry date	2038
Americas [Member]
Disclosure Of Unrecognised Tax Losses And Other Temporary Differences [Line Items]
Total restricted losses	£ 205
Americas [Member] | Bottom of Range [Member]
Disclosure Of Unrecognised Tax Losses And Other Temporary Differences [Line Items]
Deferred tax assets restricted losses expiry date	2019
Americas [Member] | Top of Range [Member]
Disclosure Of Unrecognised Tax Losses And Other Temporary Differences [Line Items]
Deferred tax assets restricted losses expiry date	2038
Other Countries [Member]
Disclosure Of Unrecognised Tax Losses And Other Temporary Differences [Line Items]
Total restricted losses	£ 3
Other Countries [Member] | Bottom of Range [Member]
Disclosure Of Unrecognised Tax Losses And Other Temporary Differences [Line Items]
Deferred tax assets restricted losses expiry date	2019
Other Countries [Member] | Top of Range [Member]
Disclosure Of Unrecognised Tax Losses And Other Temporary Differences [Line Items]
Deferred tax assets restricted losses expiry date	2038